PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Office equipment	$113,558	$69,158
Leasehold improvement	125,161	54,146
Property and equipment	238,719	123,304
Less: Accumulated depreciation	(89,506)	(75,489)
Property and equipment, net	$149,213	$47,815

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Office equipment	$69,158	$61,510
Leasehold improvement	54,146	-
Property and equipment	123,304	61,510
Less: Accumulated depreciation	(75,489)	(52,899)
Property and equipment, net	$47,815	$8,611